Prepaid Expenses and Other Assets (Details) - Schedule of Prepayments and Other Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets：
Receivables from third parties	[1]	$ 1,537,597	$ 359,994
Rent deposits		13,310	13,629
Prepaid expenses	[2]	2,671,937
Value-added tax (“VAT”) receivables		93,947
Receivables from disposal of long-term investment	[3]	774,659
Others		142,103	87,231
Prepaid expenses and other current assets, gross		5,233,553	460,854
Credit losses provisions	[1]
Prepaid expenses and other current assets, net		5,233,553	460,854
Prepaid expenses and other non-current assets:
Prepaid case acceptance fee	[4]	3,598,769	3,632,039
Long-term receivables from third parties	[5]	3,000,000
Others		401,588	65,636
Prepaid expenses and other non-current assets		7,000,357	3,697,675
Total		$ 12,233,910	$ 4,158,529

[1]	Receivables from third parties mainly includes funds lent to third parties. In October 2023, the Group entered into agreement to lend $774,659 to a third party, with maturity of one year and annual interest rate of 6.8%.
[2]	In March 2023, the Group appointed Lucky Panda Pte. Ltd to provide marketing solution, social media operations and public relationship services in respect to the Group’s business development in the Southeast Asia region, with a service period from April 1, 2023 to March 31, 2026. Therefore, the Group made a prepayment of $3 million for the service, including $1.8 million for the joint developing and creating of an AI content platform. The AI content platform was expected to be completed and delivered by the end of 2024, and prepayment of the business development related service will be settled based on the service rendered. For the year ended December 31, 2023, the Group recognized the settlement of $610,000 into promotional service expenses.
[3]	In September 2023, the Group entered into an agreement with a third party to transfer 11% of the shares of Zhizhen Guorui held by the Group with a total consideration of RMB5,500,000 (equivalent to US$774,659), and recognized a gain on disposal of US$44,297.
[4]	Prepaid case acceptance fee is the expense paid by the plaintiff in advance according to PRC law when the court decides to accept civil cases, economic dispute cases, maritime cases and administrative cases. The court charged the case acceptance fee of US$3.6 million in proportion to the claim amount of the lawsuit between the Group and Apple. The claim amount was RMB 10 billion, approximately US$1,408 million. The lawsuit is not expected to close within the one year and the amount is recognized in non-current portion of prepaid expenses.
[5]	In March 2023, the Group entered into agreement to lend $3 million to Tackle Finance Limited, with maturity of one year and annual interest rate of 5%.